Premises and Equipment - Additional Information (Detail) - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2025	Oct. 31, 2024
Disclosure of detailed information about property, plant and equipment [line items]
Payments of lease liabilities, classified as financing activities	$ 788	$ 636
Variable Lease Payments	$ 778	$ 708
Percentage Of Variable Lease Payments To Lease Payments	47.00%	49.00%
Fixed Lease Payments	$ 890	$ 732
Variable lease payments excluded from the measurement of lease liabilities	$ 726	$ 697
Percentage Of Fixed Lease Payments To Lease Payments	53.00%	51.00%
Lease Payments [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Payments of lease liabilities, classified as financing activities	$ 1,668	$ 1,440